EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

(each, a “Fund” and together, the “Funds”)

Supplement to Summary Prospectuses, Statutory Prospectus and

Statement of Additional Information (“SAI”) dated May 1, 2025 as may be supplemented and/or revised from time to time

The following changes are effective immediately:

1. The following replaces “Portfolio Managers” under “Management” in “Fund Summary” in each Fund’s Summary Prospectus and the Funds’ Statutory Prospectus:

Yana S. Barton, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Portfolio since March 2008 and the Fund since March, 2021.

Sabrina G. Ott, Executive Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since March 31, 2026.

Kenneth D. Zinner, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since July, 2021.

2. The following replaces the twelfth paragraph under “Management and Organization” in the Funds’ Statutory Prospectus:

Yana S. Barton, Sabrina G. Ott and Kenneth D. Zinner act as portfolio managers of the Portfolio and the Funds. Ms. Barton became portfolio manager of the Portfolio on March 1, 2008, and of each Fund on March 1, 2021. Ms. Barton is Managing Director of Morgan Stanley, Vice President of Eaton Vance and BMR, has managed other Eaton Vance portfolios and has been an employee of the Morgan Stanley organization for more than five years. Ms. Ott became portfolio manager of the Portfolio and each Fund on March 31, 2026. Ms. Ott is also Equity Analyst of Specialty Solutions Group, Executive Director of Morgan Stanley, Vice President of Eaton Vance and BMR and has been an employee of the Morgan Stanley organization since April 4, 2022. Prior to joining Morgan Stanley, she was a portfolio manager at Nixon Peabody from 2018 to 2022. Mr. Zinner became portfolio manager of the Portfolio and each Fund on July 1, 2021. Mr. Zinner is also an equity analyst, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR and has been an employee of the Morgan Stanley organization for more than five years.

4. The following tables replace the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Funds’ SAI:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Yana S. Barton(1)
Registered Investment Companies(2)	3	$8,545.8	0	$0
Other Pooled Investment Vehicles	17	$54,495.2(3)	0	$0
Other Accounts	0	$0	0	$0
Sabrina G. Ott(4)
Registered Investment Companies(2)	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Kenneth D. Zinner(1)
Registered Investment Companies(2)	3	$8,545.8	0	$0
Other Pooled Investment Vehicles	17	$54,495.2(3)	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	Includes the Fund and the Portfolio.
(3)	Certain of the “Other Pooled Investment Vehicles” invest a substantial portion of their assets in a registered investment company in the Eaton Vance family of funds and/or in a separate pooled investment vehicle sponsored by Eaton Vance which may be managed by this portfolio manager or another portfolio manager.
(4)	As of December 31, 2025.

The following table shows the dollar range of equity securities beneficially owned (or held notionally through IMAP) in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended December 31, 2024 and in the Eaton Vance family of funds as of December 31, 2024.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Tax-Managed Growth Fund 1.1
Yana S. Barton	None	$500,001 - $1,000,000
Sabrina G. Ott(1)	None	None
Kenneth D. Zinner	None	$100,001 - $500,000
Tax-Managed Growth Fund 1.2
Yana S. Barton	$100,001 - $500,000	$500,001 - $1,000,000
Sabrina G. Ott(1)	None	None
Kenneth D. Zinner	$100,001 - $500,000	$100,001 - $500,000
(1)	As of December 31, 2025.

March 31, 2026	48679-00 3.31.26